Net investment income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Net gain from disposal of available for sale investments	£ 298	£ 912	£ 385
Dividend income	48	8	8
Net gain from financial instruments designated at fair value	338	158	193
Other investment income	177	246	511
Net investment income	861	1,324	1,097
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net gain from disposal of available for sale investments	298	912	385
Dividend income	48	8	8
Net gain from financial instruments designated at fair value	338	158	193
Other investment income	175	246	511
Net investment income	£ 859	£ 1,324	£ 1,097